UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  3/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Chariot Absolute Return All Opportunities Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2011 (Unaudited)

Shares				Value
	MUTUAL FUNDS - 83.4%
	ASSET ALLOCATION FUNDS - 39.0%
4,980	BlackRock Global Allocation Fund, Inc.			$ 100,548
12,447	Eaton Vance Global Macro Absolute Return Advantage Fund *			125,591
40,063	Goldman Sachs Dynamic Allocation Fund *			437,887
5,522	Matthews Asian Growth and Income Fund			99,724
62,547	Merger Fund (The) *			1,010,756
17,335	MFS Conservative Allocation Fund			225,009
17,818	Permanent Portfolio			847,259
51,982	Sierra Core Retirement Fund			1,212,744
				4,059,518

	DEBT FUNDS - 23.6%
19,749	American Beacon Retirement Income and Appreciation Fund			212,697
1,368	American Century Investment Zero Coupon 2025 Fund			88,181
14,863	Delaware Limited-Term Diversified Income Fund			131,834
11,246	Driehaus Active Income Fund			126,183
232	Flex-funds - The US Government Bond Fund			4,767
20,844	Goldman Sachs Strategic Income Fund			209,063
45,141	Hussman Strategic Total Return Fund			548,011
109,610	Power Income Fund			1,130,076
				2,450,812

	EQUITY FUNDS - 20.8%
1,679	BlackRock Energy & Resources Portfolio			74,686
2,838	Fairholme Fund			98,638
1,972	Federated Prudent Bear Fund *			8,777
114	Fidelity Select Medical Delivery Portfolio *			6,556
25,819	First Eagle Global Fund			1,241,885
376	ICON Europe Fund			5,469
13,555	Matthews Korea Fund			72,788
470	MFS Value Fund			11,375
2,186	Oppenheimer Gold & Special Minerals Fund			105,856
6,477	Prudential Investment Portfolios 12			126,241
16,381	TFS Market Neutral Fund *			253,904
255	Vanguard Health Care Fund			33,078
751	Virtus Real Estate Securities			22,263
5,718	Yacktman Fund (The)			100,057
				2,161,573

	TOTAL MUTUAL FUNDS (Cost $8,529,258)			8,671,903

	SHORT-TERM INVESTMENTS - 8.4%	Coupon Rate (%)	Maturity Date	Value
290,575	AIM STIT - Liquid Assets Portfolio +	0.08	4/1/2011	290,575
290,575	AIM STIT-STIC Prime Portfolio +	0.04	4/1/2011	290,575
290,575	BlackRock Liquidity Funds TempFund Portfolio +	0.05	4/1/2011	290,575
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $871,725)			871,725

	TOTAL INVESTMENTS - 91.8% (Cost $9,400,983)			$ 9,543,628
	OTHER ASSETS AND LIABILITIES - 8.2%			847,979
	TOTAL NET ASSETS - 100.0%			$ 10,391,607

*Non-income producing security
+ Variable rate security. The rate reflected represents the rate in effect at March 31, 2011

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 172,286
			Unrealized depreciation:	(29,641)
			Net unrealized appreciation:	$ 142,645

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.   If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”).

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 8,671,903	$ -	$ -	$ 8,671,903
Short-Term Investments	$ 871,725	$ -	$ -	$ 871,725
Spot Foregin Currency Contracts	$ 117,159	$ -	$ -	$ 117,159
Total	$ 9,660,787	$ -	$ -	$ 9,660,787
Liabilities	Level 1	Level 2	Level 3	Total
Spot Foregin Currency Contracts	$ 113,885	$ -	$ -	$ 113,885
Total	$ 113,885	$ -	$ -	$ 113,885

There were no significant transfers in to or out of Level 1 and 2 during the current period presented.

The Fund did not hold any Level 3 securities during the period.

Buy / Sell	Foreign Currency Type	Local Currency Type	Local Currency $	Market Value	Settlement Date	Unrealized Gain (Loss)
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,933
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,900
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,789
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,747
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,744
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,672
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,603
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,597
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,573
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,501
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,498
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,492
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,327
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,246
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,237
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,204
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,183
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,114
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,093
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,090
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,039
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 3,027
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 2,823
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 2,820
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 2,808
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 2,796
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 2,796
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 2,676
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 2,667
Buy	Euro	United States Dollar	220,000	$ 312,092	4/1/2011	$ 2,413
Buy	Euro	United States Dollar	250,000	$ 354,650	4/1/2011	$ 2,335
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 1,671
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 1,530
Buy	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ 1,488
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 1,029
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 1,020
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 1,017
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 999
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 993
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 951
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 930
Buy	Euro	United States Dollar	80,000	$ 113,488	4/1/2011	$ 878
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 630
Buy	Euro	United States Dollar	50,000	$ 70,930	4/1/2011	$ 470
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 411
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 366
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 312
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 309
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 303
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 225
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 219
Sell	Euro	United States Dollar	250,000	$ 354,625	4/4/2011	$ 192
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 180
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 120
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 120
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 120
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 120
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 120
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 117
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 117
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 114
Sell	Euro	United States Dollar	250,000	$ 354,625	4/4/2011	$ 97
Buy	Euro	United States Dollar	200,000	$ 283,700	4/4/2011	$ 78
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ 75
Buy	Euro	United States Dollar	100,000	$ 141,850	4/4/2011	$ 38
Sell	Euro	United States Dollar	50,000	$ 70,925	4/4/2011	$ 38
Sell	Euro	United States Dollar	50,000	$ 70,925	4/4/2011	$ 19

			Unrealized appreciation on open spot foreign currency contracts			$ 117,159

Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (3,918)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (3,633)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (3,630)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (3,627)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (3,570)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (3,492)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (3,447)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (3,420)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (3,213)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (3,177)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (3,156)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (3,138)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (3,135)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (3,054)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (3,018)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (2,994)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (2,991)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (2,973)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (2,970)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (2,934)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (2,925)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (2,922)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (2,907)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (2,856)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (2,811)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (2,799)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (2,790)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (2,787)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (2,757)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (2,691)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (2,679)
Sell	Euro	United States Dollar	250,000	$ 354,650	4/1/2011	$ (2,330)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (2,175)
Sell	Euro	United States Dollar	180,000	$ 255,348	4/1/2011	$ (1,899)
Sell	Euro	United States Dollar	100,000	$ 141,860	4/1/2011	$ (1,045)
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (861)
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (741)
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (735)
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (705)
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (699)
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (666)
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (645)
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (621)
Sell	Euro	United States Dollar	50,000	$ 70,930	4/1/2011	$ (467)
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (438)
Sell	Euro	United States Dollar	300,000	$ 425,580	4/1/2011	$ (435)
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (285)
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (264)
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (261)
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (240)
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (216)
Sell	Euro	United States Dollar	20,000	$ 28,372	4/1/2011	$ (212)
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (177)
Buy	Euro	United States Dollar	250,000	$ 354,625	4/4/2011	$ (150)
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (150)
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (144)
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (138)
Buy	Euro	United States Dollar	250,000	$ 354,625	4/4/2011	$ (135)
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (114)
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (90)
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (84)
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (81)
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (72)
Sell	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (63)
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (54)
Buy	Euro	United States Dollar	50,000	$ 70,925	4/4/2011	$ (30)
Buy	Euro	United States Dollar	50,000	$ 70,925	4/4/2011	$ (27)
Buy	Euro	United States Dollar	300,000	$ 425,550	4/4/2011	$ (24)

			Unrealized depreciation on open spot foreign currency contracts			$ (113,885)

		Total net unrealized appreciation on open spot foreign currency contracts				$ 3,274

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Chariot Absolute Return All Opportunities Portfolio

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/24/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/24/11